Other Current Liabilities (Tables)	9 Months Ended
Sep. 30, 2021
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities

(in thousands of $)	September 30, 2021	December 31, 2020
Liability for UK tax leases (note 20)	(71,432)	—
Day 1 gain deferred revenue - current portion (1)	(32,532)	(9,950)
Mark-to-market interest rate swaps valuation (note 18)	(25,758)	(44,315)
Deferred operating cost and charterhire revenue	(13,683)	(12,330)
Current portion of operating lease liability	(4,102)	(5,005)
Mark-to-market foreign exchange swaps valuation (note 18)	—	(1,310)
Other (2)	(3,449)	(12,509)
	(150,956)	(85,419)
(1) “Day 1 gain deferred revenue - current portion” refers to the liability upon recognition of the oil derivative embedded in the Hilli LTA and the gas derivative indexed to the TTF which arises from the 2022 contracted capacity of the Hilli LTA. See note 2.
(2) Included in “Other” is dividend payable for lessor VIE of $nil and $7.5 million, as of September 30, 2021 and December 31, 2020, respectively.